Group Variable Annuity Contracts

Issued with Respect to DC-I and DC-II

Hartford Life Insurance Company

File No. 33-19944

Supplement Dated July 18, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated July 18, 2007, to your Prospectus

HARTFORD CAPITAL APPRECIATION HLS FUND:

Effective July 30, 2007, Hartford Capital Appreciation HLS Fund will re-open to all investors.  All references in the prospectus to the fund being closed are deleted.

This supplement should be retained with the prospectus for future reference.